Significant accounting policies - Stock-based compensation (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of trading days used to determine weighted average trading price of common shares	30 days
Restricted Share Unit (RSU)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award service period	2 years
Award vesting period	3 years
Compensation expense recognition period	3 years
Phantom Share Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Compensation expense recognition period	3 years
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses	CAD 3,995,000	CAD 6,030,000
General and administrative expenses | Liability classified restricted share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses	CAD 0	CAD 52,000